Investor A1 [Member] Expense Example - Investor A1 [Member] - BlackRock Total Return Fund - Investor A1	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 806